(Loss)/ Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2020
(Loss)/ Earnings per Unit
Basic and Diluted (Loss)/ Earnings per Unit
	Year ended December 31,
	2020	2019	2018
Partnership’s Net income	$34,052	$3,613	$3,613
Less:
Net Income attributable to preferred unitholders	11,563	11,563	7,659
General Partner’s interest in Net Income	23	(8)	(4)
Net income/(loss) attributable to common unitholders	$22,466	$(7,942)	$(4,042)
Weighted average number of common units outstanding, basic and diluted	35,546,823	35,490,000	35,490,000
Earnings/ (Losses) per common unit, basic and diluted	$0.63	$(0.22)	$(0.11)